RELATED PARTY TRANSACTIONS - Due to related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
Amounts due to related parties-current	$ 3,488	$ 4,361
Disposal gain			$ 760
Related party investment payable
Impairment loss	$ 16,087	$ 33,184
BabyTree
Disposal gain			$ 760